SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of deferred warranty activity - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of deferred warranty activity [Abstract]
Balance at beginning of period	$ 378,850	$ 20,631
Additions	1,046,250	397,269
Transfer to revenue	(1,115,882)	(39,050)
Balance at end of period	$ 309,218	$ 378,850